Other comprehensive income	12 Months Ended
Dec. 31, 2018
Other comprehensive income
Other comprehensive income

Note 21—Other comprehensive income

The following table includes amounts recorded within “Total other comprehensive income (loss)” including the related income tax effects:

	2018			2017			2016
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
($ in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax
Foreign currency translation adjustments:
Foreign currency translation adjustments	(641)	14	(627)	911	1	912	(469)	(12)	(481)
Gain on liquidation of foreign subsidiary	(31)	—	(31)	—	—	—	—	—	—
Changes attributable to divestments(1)	12	—	12	12	—	12	7	—	7
Net change during the year	(660)	14	(646)	923	1	924	(462)	(12)	(474)
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(5)	1	(4)	1	—	1	—	—	—
Reclassification adjustments for net (gains) losses included in net income	1	—	1	—	—	—	—	—	—
Net change during the year	(4)	1	(3)	1	—	1	—	—	—
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	(11)	4	(7)	(20)	4	(16)	(46)	6	(40)
Net actuarial gains (losses) arising during the year	(411)	59	(352)	(184)	45	(139)	38	6	44
Amortization of prior service cost (credit) included in net income	(19)	(5)	(24)	6	—	6	28	(2)	26
Amortization of net actuarial loss included in net income	91	(22)	69	90	(27)	63	85	(23)	62
Net losses from pension settlements included in net income	23	(4)	19	13	(4)	9	37	(11)	26
Changes attributable to divestments(1)	—	—	—	8	(2)	6	—	—	—
Net change during the year	(327)	32	(295)	(87)	16	(71)	142	(24)	118
Cash flow hedge derivatives:
Net gains (losses) arising during the year	(51)	2	(49)	45	(7)	38	21	(5)	16
Reclassification adjustments for net (gains) losses included in net income	20	1	21	(26)	4	(22)	(7)	1	(6)
Changes attributable to divestments(1)	—	—	—	(4)	1	(3)	—	—	—
Net change during the year	(31)	3	(28)	15	(2)	13	14	(4)	10
Total other comprehensive income (loss)	(1,022)	50	(972)	852	15	867	(306)	(40)	(346)
(1)	Changes attributable to divestments are included in the computation of the net gain or loss on sale of businesses (see Note 4).

The following table shows changes in “Accumulated other comprehensive loss” (OCI) attributable to ABB, by component, net of tax:

		Unrealized	Pension and	Unrealized
	Foreign	gains (losses)	other post-	gains (losses)	Accumulated
	currency	on available-	retirement	of cash	other
	translation	for-sale	plan	flow hedge	comprehensive
($ in millions)	adjustments	securities	adjustments	derivatives	loss
Balance at January 1, 2016	(3,135)	7	(1,719)	(11)	(4,858)
Other comprehensive (loss) income before reclassifications	(481)	—	4	16	(461)
Amounts reclassified from OCI	—	—	114	(6)	108
Changes attributable to divestments	7	—	—	—	7
Total other comprehensive (loss) income	(474)	—	118	10	(346)
Less:
Amounts attributable to noncontrolling interests	(17)	—	—	—	(17)
Balance at December 31, 2016	(3,592)	7	(1,601)	(1)	(5,187)
Other comprehensive (loss) income before reclassifications	912	1	(155)	38	796
Amounts reclassified from OCI	—	—	78	(22)	56
Changes attributable to divestments	12	—	6	(3)	15
Total other comprehensive (loss) income	924	1	(71)	13	867
Less:
Amounts attributable to noncontrolling interests	25	—	—	—	25
Balance at December 31, 2017	(2,693)	8	(1,672)	12	(4,345)
Cumulative effect of changes in accounting principles(1)	—	(9)	—	—	(9)
Other comprehensive (loss) income before reclassifications	(627)	(4)	(359)	(49)	(1,039)
Amounts reclassified from OCI	(31)	1	64	21	55
Changes attributable to divestments	12	—	—	—	12
Total other comprehensive (loss) income	(646)	(3)	(295)	(28)	(972)
Less:
Amounts attributable to noncontrolling interests	(15)	—	—	—	(15)
Balance at December 31, 2018	(3,324)	(4)	(1,967)	(16)	(5,311)
(1)	See “New accounting pronouncements, Applicable for the current period” section of Note 2 for more details.

The following table reflects amounts reclassified out of OCI in respect of Foreign currency translation adjustments and Pension and other postretirement plan adjustments:

($ in millions)	Location of (gains) losses
Details about OCI components	reclassified from OCI	2018	2017	2016
Foreign currency translation adjustments:
Gain on liquidation of foreign subsidiary	Other income (expense), net	(31)	—	—
Pension and other postretirement plan adjustments:
Amortization of prior service cost (credit)	Non-operational pension (cost) credit(1)	(19)	6	28
Amortization of net actuarial loss	Non-operational pension (cost) credit(1)	91	90	85
Net losses from pension settlements	Non-operational pension (cost) credit(1)	23	13	37
Total before tax		95	109	150
Tax	Provision for taxes	(31)	(31)	(36)
Amounts reclassified from OCI		64	78	114
(1)	Amounts include a total of $12 million, $9 million and $0 million in 2018, 2017 and 2016, respectively, reclassified from OCI to Income from discontinued operations (see Note 3).

The amounts reclassified out of OCI in respect of Unrealized gains (losses) on available‑for‑sale securities and Unrealized gains (losses) of cash flow hedge derivatives were not significant in 2018, 2017 and 2016.